Accounting Policies - Schedule of New and Revised IFRSs (Details)	12 Months Ended
Dec. 31, 2025
IFRS 18 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Presentation and Disclosure in Financial Statements2	[1]
IFRS 19 and its amendments [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Subsidiaries without Public Accountability: Disclosures2	[1]
Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Amendments to the Classification and Measurement of Financial Instruments1	[2]
Amendments to IFRS 9 and IFRS 7 One [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Contracts Referencing Nature-dependent Electricity1	[2]
Amendments to IFRS 10 and IAS 28 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture3	[3]
Amendments to IAS 21 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Translation to a Hyperinflationary Presentation Currency2	[1]
Annual Improvements to IFRS Accounting Standards – Volume 11 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 71	[2]

[1]	Effective for annual/reporting periods beginning on or after January 1, 2027
[2]	Effective for annual periods beginning on or after January 1, 2026
[3]	No mandatory effective date yet determined but available for adoption